Benefit Plans - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Employee Stock Ownership Plan (ESOP), Compensation Expense	$ 132,000	$ 270,000
Employee Stock Ownership Plan (ESOP), Number of Allocated Shares	398,104	417,086	411,411
Employer contribution	$ 657,000	$ 378,000
Accumulated benefit obligation for the defined benefit pension plan	6,405,000	$ 6,168,000
Present value Of Defined Benefit Future Plan	$ 401,000
Defined benefit plan, assumptions used calculating net periodic benefit cost, expected long-term Rate of return on plan assets, decrease	50.00%	6.00%
Defined Benefit Plan, Expected Amortization, Next Fiscal Year	$ 95,000
Employee Stock Option [Member]
Defined Benefit Plan Disclosure [Line Items]
Employer contribution	6,632,000
Postretirement Life Insurance [Member]
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	1,800,000	$ 1,700,000
Employer contribution	$ 744,000